RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is Brookfield Property Partners Limited and its ultimate parent is Brookfield Corporation. Other related parties of the partnership include the Corporation’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.
The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management Ltd. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”) to the service providers. The management fee is calculated as the sum of (a) 1.05% of the sum of the following amounts, as of the last day of the immediately preceding quarter: (i) the equity attributable to unitholders for the partnership’s Office, Retail and the Corporate segments; and (ii) the carrying value of the outstanding non-voting common shares of Brookfield BPY Holdings Inc. (“CanHoldco”) and (b) any fees payable by us in connection with our commitments to private real estate funds of any of our service providers under our Master Services Agreement, where the partnership has elected for such fees to be added to the management fee (but excluding any accrued fees that have not become due and payable). For the three and six months ended June 30, 2026, the partnership paid a base management fee of $52 million and $104 million (2025 - $48 million and $95 million).

The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(194)	$(23)
Loans and notes receivable with other affiliates	533	277
Debt obligations, payables and other liabilities(1)	(2,325)	(2,402)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(432)	(578)
Preferred shares held by the partnership	212	—
Preferred shares held by Brookfield Corporation	(3,033)	(2,959)
Brookfield Corporation interest in CanHoldco	(1,210)	(1,231)
(1)    Includes other payables and liabilities with other affiliates as of June 30, 2026 of $325 million (December 31, 2025 - $372 million).

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Transactions with related parties:
Commercial property revenue(1)	$18	$12	$26	$25
Management, leasing and development fee income	37	18	64	45
Expenses from equity accounted investments	14	6	23	18
Interest expense on debt obligations	48	55	92	116
General and administrative expense(2)	87	84	174	164
Construction costs(3)	6	6	7	18
Distributions on Brookfield Corporation’s interest in CanHoldco	5	11	6	13
(1)Amounts received from the Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to the Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, compensation expense and administrative services.
(3)Includes amounts paid to the Corporation and its subsidiaries for construction costs of development properties.

During the year ended December 31, 2025, the partnership sold partial interests in several premier assets to Brookfield Wealth Solutions Ltd. (“BWS”), generating total proceeds of approximately $750 million in order to support the continued scaling of BWS into high quality assets. The partnership also sold partial interests in the BSREP III fund and an opportunistic real estate fund to BWS, generating total proceeds of $688 million. Lastly, an office asset in BSREP III was sold to India REIT for total proceeds of $777 million. The sales were carried out at arm’s length on market terms at existing valuations and resulted in no gain or loss at the time of transaction.
During the six months ended June 30, 2026, the partnership recapitalized a mixed-use portfolio in South Korea for total commitments of KRW1.2 trillion (approximately $826 million), with Brookfield Asset Management participating as an investor. The partnership retained an approximately $100 million, 12% interest in the investment, which resulted in a loss of control and deconsolidation, with the retained interest now accounted for under the equity method. Separately, the partnership reclassified its interest in certain opportunistic real estate fund investments to assets held for sale as of June 30, 2026. On July 1, 2026, the partnership closed on the sale of these interests to BWS for $126 million. This sale was carried out at arm's length on market terms and is expected to support the continued repositioning of BWS's investment portfolio.